DWS Small Mid Cap Value VIP Investment Strategy - Class B [Member] - DWS Small Mid Cap Value VIP	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. The fund defines small companies as those that are similar in market capitalization to those in the Russell 2000® Value Index. While the market capitalization of the Russell 2000® Value Index changes throughout the year, as of February 28, 2026, the market capitalization range of the Russell 2000® Value Index was between $8.28 million and $33.26 billion. Under normal circumstances, the Russell 2000® Value Index is reconstituted annually every June. The fund defines mid-size companies as those that are similar in market capitalization to those in the Russell Midcap® Value Index. While the market capitalization range of the Russell Midcap® Value Index changes throughout the year, as of February 28, 2026, the market capitalization range of the Russell Midcap® Value Index was between $1.13 billion and $129.02 billion. Under normal circumstances, the Russell Midcap® Value Index is reconstituted annually every June. The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of each index at the time of investment.Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small and mid-size US value companies. For purposes of the 80% investment policy, “value companies” and “small and mid-sized companies” are those companies included in the Russell 2500™ Value Index. While the market capitalization range of the Russell 2500™ Value Index changes throughout the year, as of February 28, 2026, the market capitalization range of the Russell 2500™ Value Index was between $8.28 million and $93.78 billion. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities.The fund’s equity investments are mainly common stocks but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts (REITs).Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and seek to identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund’s portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund’s benchmark index.Portfolio management may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the fund’s benchmark.All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.Portfolio management generally considers environmental, social and governance (ESG) factors that it believes to be financially material. Because small cap companies tend to be relatively early on in their operating histories, external rating companies may be unable to find ESG data for such companies.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use put options for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.